Alliance
Municipal
Trust
-Connecticut Portfolio

                                                        AllianceCapital[LOGO](R)

Semi-Annual Report
December 31, 2001
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2001 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                          Yield      Value
--------------------------------------------------------------------------------
              MUNICIPAL BONDS - 74.6%
              CONNECTICUT - 68.4%
              Connecticut Development
              Authority
              (Central Vermont Public
              Service)
              Series 85
 $  1,000     12/01/15 (b) ......................   1.80%   $1,000,000
              Connecticut Development
              Authority
              (Independent Living)
              Series 90
    8,165     7/01/15 (b) .......................   1.50     8,165,000
              Connecticut Development
              Authority
              (Learjet, Inc.) Series 01
    3,100     4/01/26 (b) .......................   1.65     3,100,000
              Connecticut Development
              Authority
              (Northeast Foods, Inc.)
              Series 98 AMT
    4,600     6/01/13 (b) .......................   1.75     4,600,000
              Connecticut Development
              Authority
              (Pierce Memorial
              Baptist Home)
              Series 99
    3,985     10/01/28 (b) ......................   1.50     3,985,000
              Connecticut Development
              Authority SWR
              (Rand Whitney Project)
              Series 93 AMT
    9,500     8/01/23 (b) .......................   1.40     9,500,000
              Connecticut GO
              Series 01
    8,000     2/15/21 (b) .......................   1.60     8,000,000
              Connecticut GO
              Series 96A
    1,400     5/15/02 ...........................   2.09     1,419,929
              Connecticut GO
              Series 97B
    3,500     5/15/14 (b) .......................   1.50     3,500,000
              Connecticut HEFA
              (Ascension Health
              Credit Group)
              Series 99B
    6,545     11/15/29 (b) ......................   1.70     6,545,000
              Connecticut HEFA
              (Bradley Health Care)
              Series B
    1,500     7/01/29 (b) .......................   1.30     1,500,000
              Connecticut HEFA
              (Charlotte Hungerford
              Hospital)
              Series 98C
    1,945     7/01/13 (b) .......................   1.45     1,945,000
              Connecticut HEFA
              (Community Renewal
              Team) Series A
    2,005     7/01/19 (b) .......................   1.45     2,005,000
              Connecticut HEFA
              (Covenant Retirement)
              Series 99A
    2,540     12/01/29 (b) ......................   1.50     2,540,000
              Connecticut HEFA
              (Edgehill Issue)
              Series 00C
    3,000     7/01/27 (b) .......................   0.90     3,000,000
              Connecticut HEFA
              (Ethel Walker School)
              Series 00A
    4,250     7/01/29 (b) .......................   1.50     4,250,000
              Connecticut HEFA
              (Hartford Hospital)
              Series 00B
    1,500     7/01/30 (b) .......................   1.45     1,500,000
              Connecticut HEFA
              (Kingswood-Oxford
              School Inc.)
              Series 89
      770     2/01/09 (b) .......................   2.00       770,000
              Connecticut HEFA
              (Marvelwood School)
              Series 00A
    1,100     7/01/30 (b) .......................   1.35     1,100,000
              Connecticut HEFA
              (Middlesex Hospital)
              Series 01J
    2,000     7/01/26 (b) .......................   1.35     2,000,000
              Connecticut HEFA
              (Pomfret School Issue)
              Series 95A
    1,000     7/01/24 (b) .......................   1.70     1,000,000

STATEMENT OF NET ASSETS
(contineud)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                           Yield     Value
--------------------------------------------------------------------------------
              Connecticut HEFA
              (Summerwood at
              University Park)
              Series 00A
 $  1,900     7/01/30 (b) .......................   1.35%   $1,900,000
              Connecticut HEFA
              (United Methodist Home)
              Series 01A
    1,250     7/01/31 (b) .......................   1.35     1,250,000
              Connecticut HEFA
              (Williams School)
              Series 01
    5,500     7/01/31 (b) .......................   1.45     5,500,000
              Connecticut HEFA
              (Yale University)
              Series 97T-1
    6,200     7/01/29 (b) .......................   1.80     6,200,000
              Connecticut IDA
              (Lapham-Hickey
              Steel Corp.)
              Series 00
    1,700     9/01/25 (b) .......................   1.65     1,700,000
              Connecticut Special
              Tax Obligation
              (2nd Lien Transportation
              Infrastructure)
              Series 90-1
    8,000     12/01/10 (b) ......................   1.50     8,000,000
              Groton Town GO BAN
              Series 01
    2,100     6/11/02 ...........................   2.00     2,102,746
              North Canaan
              Housing Authority
              (Geer Woods Project)
              Series 01
    4,500     8/01/31 (b) .......................   1.35     4,500,000
                                                           -----------
                                                           102,577,675
                                                           -----------
              DELAWARE - 1.4%
              Delaware Economic
              Development Authority
              IDR
              (Delaware Clean
              Power Project)
              Series 97A AMT
    2,000     8/01/29 (b) .......................   1.80     2,000,000
                                                           -----------
              GEORGIA - 1.0%
              Richmond County
              SWDR
              (Evergreen Nylon
              Recycling)
              Series 98 AMT
    1,500     7/01/32 (b) .......................   1.70     1,500,000
                                                           -----------
              PUERTO RICO - 2.8%
              Puerto Rico Highway
              & Transportation
              Series 98A AMBAC
    1,800     7/01/28 (b) .......................   1.40     1,800,000
              Puerto Rico Industrial,
              Medical, Higher
              Education &
              Environmental Authority
              (Ana G. Mendez University
              Systems Project)
              Series 98
    2,400     10/01/21 (b) ......................   1.65     2,400,000
                                                           -----------
                                                             4,200,000
                                                           -----------
              TEXAS - 1.0%
              Gulf Coast PCR
              (Amoco Oil Co.)
              Series 94 AMT
    1,500     6/01/24 (b) .......................   2.00     1,500,000
                                                           -----------
              Total Municipal Bonds
              (amortized cost
              $111,777,675) .....................          111,777,675
                                                           -----------
              COMMERCIAL
              PAPER-25.3%
              CONNECTICUT-9.7%
              Connecticut
              Development
              Authority
              (New England Power Co.
              Project)
              Series 99
    6,500     1/02/02 ...........................   1.60     6,500,000
              Connecticut HEFA
              (Yale University)
              Series S-2
    8,000     2/12/02 ...........................   1.35     8,000,000
                                                           -----------
                                                            14,500,000
                                                           -----------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

 Principal
  Amount
   (000)      Security(a)                           Yield     Value
--------------------------------------------------------------------------------
              DISTRICT OF
              COLUMBIA - 2.7%
              District of Columbia
              (American National
              Red Cross)
              Series 00
 $  4,000     2/12/02 ...........................   1.40%   $  4,000,000
                                                            ------------
              FLORIDA - 4.6%
              Sarasota County Public
              Hospital Revenue
              (Sarasota Memorial
              Hospital)
              Series C
    3,900     2/12/02 ...........................   1.45       3,900,000
              Sarasota County Public
              Hospital Revenue
              (Sarasota Memorial
              Hospital)
              Series C
    3,000     2/13/02 ...........................   1.45       3,000,000
                                                            ------------
                                                               6,900,000
                                                            ------------
              MASSACHUSETTS - 2.7%
              Massachusetts GO
              Series E
    4,000     2/08/02 ...........................   1.45       4,000,000
                                                            ------------
              NEW JERSEY - 1.6%
              New Jersey TRAN
              Series 02A
    2,500     2/08/02 ...........................   1.65       2,500,000
                                                            ------------
              NEW YORK - 2.0%
              Port Authority of
              New York & New Jersey
              AMT
    3,100     2/11/02 ...........................   1.60       3,100,000
                                                            ------------
              TEXAS - 2.0%
              Irving Water & Sewer
              System Revenue
              Series A
    3,000     2/12/02 ...........................   1.45       3,000,000
                                                            ------------
              Total Commercial
              Paper
              (amortized cost
              $38,000,000) ......................             38,000,000
                                                            ------------
              TOTAL
              INVESTMENTS - 99.9%
              (amortized cost
              $149,777,675) .....................            149,777,675
              Other assets less
              liabilities-0.1% ..................                124,411
                                                            ------------
              NET ASSETS - 100%
              (offering and redemption
              price of $1.00 per share;
              149,931,685 shares
              outstanding) ......................           $149,902,086
                                                            ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC - American Muncipal Bond Assurance Corporation
      AMT   - Alternative Minimum Tax
      BAN   - Bond Anticipation Note
      GO    - General Obligation
      HEFA  - Health & Educational Facility Authority
      IDA   - Industrial Development Authority
      IDR   - Industrial Development Revenue
      PCR   - Pollution Control Revenue
      SWDR  - Solid Waste Disposal Revenue
      SWR   - Solid Waste Revenue
      TRAN  - Tax & Revenue Anticipation Note

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2001 (unaudited)
                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
   Interest .....................................................                $1,806,008
EXPENSES
   Advisory fee (Note B) ........................................   $ 462,950
   Distribution assistance and administrative service (Note C) ..     408,630
   Custodian fees ...............................................      37,258
   Transfer agency (Note B) .....................................      33,287
   Printing .....................................................      10,950
   Registration fees ............................................      10,310
   Audit and legal fees .........................................       8,101
   Trustees' fees ...............................................       1,104
   Miscellaneous ................................................       5,733
                                                                    ---------
   Total expenses ...............................................     978,323
   Less: expense reimbursement ..................................     (52,424)
                                                                    ---------
   Net expenses .................................................                   925,899
                                                                                 ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................                $  880,109
                                                                                 ==========

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                    Six Months Ended
                                                    December 31, 2001        Year Ended
                                                       (unaudited)         June 30, 2001
                                                    =================    =================
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ........................      $     880,109       $   5,141,373
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income ........................           (880,109)         (5,141,373)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (decrease) (Note E) .............        (32,395,025)         21,297,278
                                                       -------------       -------------
   Total increase (decrease) ....................        (32,395,025)         21,297,278
NET ASSETS
   Beginning of period ..........................        182,297,111         160,999,833
                                                       -------------       -------------
   End of period ................................      $ 149,902,086       $ 182,297,111
                                                       =============       =============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2001 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio and Alliance Municipal Trust-North Carolina Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 2001, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2001, the reimbursement amounted to $52,424.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), (formerly, Alliance Fund Services, Inc.), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $11,436 for the six months ended December 31, 2001.

For the six months ended December 31, 2001, the Portfolio's expenses were reduced by $237 under an expense offset arrangement with AGIS.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2001, the distribution fee amounted to $231,475. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2001, such payments by the Portfolio amounted to $177,156, a substantial portion of which was paid to the Adviser and its affiliates.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2001, the Portfolio had a capital loss carryforward of $18,875, of which, $16,849 expires in 2002 and $2,026 expires in the year 2004. To the extent that any net capital loss carryforward is used to offset future capital gains, it is probable that these gains will not be distributed to shareholders.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 2001, capital paid-in aggregated $149,920,968. Transactions, all at $1.00 per share, were as follows:

                                                 Six Months Ended       Year Ended
                                                 December 31, 2001       June 30,
                                                     (unaudited)           2001
                                                 =================     ============
Shares sold ..................................       192,927,139        599,814,176
Shares issued on reinvestments of dividends ..           880,109          5,141,373
Shares redeemed ..............................      (226,202,273)      (583,658,271)
                                                    ------------       ------------
Net increase (decrease) ......................       (32,395,025)        21,297,278
                                                    ============       ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                             Six Months
                                               Ended
                                             December 31,                                Year Ended June 30,
                                                2001              ================================================================
                                             (unaudited)            2001          2000          1999          1998          1997
                                            =============         ========      ========      ========      ========      ========
Net asset value, beginning of period ....    $       1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ------------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ...............            .005             .026          .026          .022          .027          .027
                                             ------------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income ....           (.005)           (.026)        (.026)        (.022)        (.027)        (.027)
                                             ------------         --------      --------      --------      --------      --------
Net asset value, end of period ..........    $       1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                             ============         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
asset value (b) .........................             .47%            2.68%         2.66%         2.25%         2.75%         2.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $    149,902         $182,297      $161,000      $143,401      $124,107      $102,612
Ratio to average net assets of:
   Expenses, net of waivers and
     reimbursements .....................            1.00%(c)         1.00%         1.00%         1.00%          .93%          .80%
   Expenses, before waivers and
     reimbursements .....................            1.06%(c)         1.04%         1.07%         1.07%         1.06%         1.10%
   Net investment income (a) ............             .95%(c)         2.62%         2.63%         2.22%         2.69%         2.72%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(c)   Annualized.

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Ronald M. Whitehill, President
Kathleen A. Corbet, Senior Vice President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
Wayne D. Lyski, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
Frances M. Dunn, Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer an dChief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

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

Alliance Municipal Trust - Connecticut Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|*| |*| |1| |2| |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

                                                       Alliance Capital[LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTSR1201